Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001503123
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 08, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 08, 2011
Prospectus Date	rr_ProspectusDate	May 12, 2011